Investment Portfolio - July 31, 2024

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS - 95.6%

Communication Services - 6.3%
Diversified Telecommunication Services - 0.8%
Internet Initiative Japan, Inc. (Japan)	222,300	$3,759,437
Entertainment - 1.2%
CTS Eventim AG & Co. KGaA (Germany)	64,712	5,700,081
Interactive Media & Services - 4.3%
Auto Trader Group plc (United Kingdom)[1]	597,100	6,254,540
CAR Group Ltd. (Australia)	185,247	4,236,694
Rightmove plc (United Kingdom)	833,601	6,193,535
Scout24 SE (Germany)[1]	57,408	4,538,533
		21,223,302
Total Communication Services		30,682,820
Consumer Discretionary - 8.6%
Automobile Components - 1.6%
Nifco, Inc. (Japan)	155,000	3,930,056
Toyo Tire Corp. (Japan)	254,300	4,149,121
		8,079,177
Automobiles - 0.6%
Tofas Turk Otomobil Fabrikasi AS (Turkey)	218,557	1,847,830
Yadea Group Holdings Ltd. (China)[1]	804,000	1,083,544
		2,931,374
Broadline Retail - 0.4%
B&M European Value Retail S.A. (United Kingdom)	302,720	1,822,973
Hotels, Restaurants & Leisure - 2.0%
Alsea S.A.B. de C.V. (Mexico)	675,807	2,032,028
Indian Hotels Co. Ltd. (India)	392,601	3,017,013
Trainline plc (United Kingdom)*1	699,341	3,062,123
Whitbread plc (United Kingdom)	50,246	1,882,717
		9,993,881
Household Durables - 2.0%
Nikon Corp. (Japan)	477,500	5,484,396
Rinnai Corp. (Japan)	173,400	4,263,570
		9,747,966
Specialty Retail - 0.8%
JUMBO S.A. (Greece)	138,313	3,706,306
Textiles, Apparel & Luxury Goods - 1.2%
Brunello Cucinelli S.p.A. (Italy)	36,575	3,416,370
Eclat Textile Co. Ltd. (Taiwan)	154,000	2,501,176
		5,917,546
Total Consumer Discretionary		42,199,223
Consumer Staples - 3.1%
Food Products - 1.4%
Gruma S.A.B. de C.V. - Class B (Mexico)	137,721	2,584,330
Morinaga & Co. Ltd. (Japan)	208,200	3,995,806
		6,580,136

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Care Products - 1.7%
Cosmax, Inc. (South Korea)	34,398	$3,891,676
Rohto Pharmaceutical Co. Ltd. (Japan)	196,600	4,617,921
		8,509,597
Total Consumer Staples		15,089,733
Energy - 2.6%
Energy Equipment & Services - 1.2%
Aker Solutions ASA (Norway)	1,242,858	5,929,862
Oil, Gas & Consumable Fuels - 1.4%
Gaztransport Et Technigaz S.A. (France)	45,694	6,732,791
Total Energy		12,662,653
Financials - 12.0%
Banks - 3.8%
Fukuoka Financial Group, Inc. (Japan)	293,500	8,232,346
Kyoto Financial Group, Inc. (Japan)	235,300	4,394,793
Ringkjoebing Landbobank A/S (Denmark)	33,606	5,948,062
		18,575,201
Capital Markets - 6.1%
Euronext N.V. (Netherlands)[1]	83,628	8,455,042
Intermediate Capital Group plc (United Kingdom)	177,789	5,018,404
Kfin Technologies Ltd. (India)*	451,667	4,737,963
Nihon M&A Center Holdings, Inc. (Japan)	356,900	1,684,456
Nordnet AB publ (Sweden)	274,027	5,598,361
Swissquote Group Holding S.A. (Switzerland)	13,747	4,384,573
		29,878,799
Consumer Finance - 0.5%
CreditAccess Grameen Ltd. (India)	160,575	2,549,955
Financial Services - 0.8%
L&T Finance Ltd. (India)	1,876,862	4,042,771
Insurance - 0.8%
Steadfast Group Ltd. (Australia)	882,299	3,745,260
Total Financials		58,791,986
Health Care - 6.8%
Biotechnology - 0.7%
BioGaia AB - Class B (Sweden)	288,619	3,436,197
Health Care Equipment & Supplies - 1.6%
Asahi Intecc Co. Ltd. (Japan)	255,300	4,047,202
Classys, Inc. (South Korea)	112,091	3,826,633
		7,873,835
Health Care Providers & Services - 1.3%
Hygeia Healthcare Holdings Co. Ltd. (China)*1	804,200	2,166,740
Max Healthcare Institute Ltd. (India)	365,727	4,038,736
		6,205,476

Investment Portfolio - July 31, 2024

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Technology - 1.1%
Pro Medicus Ltd. (Australia)	56,304	$5,312,238
Life Sciences Tools & Services - 0.7%
Gerresheimer AG (Germany)	34,959	3,614,319
Pharmaceuticals - 1.4%
ALK-Abello A/S (Denmark)*	299,833	6,758,201
Total Health Care		33,200,266
Industrials - 29.8%
Aerospace & Defense - 3.8%
Babcock International Group plc (United Kingdom)	978,922	6,696,198
Rheinmetall AG (Germany)	7,822	4,260,304
Saab AB - Class B (Sweden)	324,892	7,502,091
		18,458,593
Building Products - 0.8%
Blue Star Ltd. (India)	199,428	4,117,299
Commercial Services & Supplies - 3.6%
CMS Info Systems Ltd. (India)	560,543	3,867,635
Daiei Kankyo Co. Ltd. (Japan)	268,000	5,125,969
Element Fleet Management Corp. (Canada)	460,068	8,800,489
		17,794,093
Construction & Engineering - 2.6%
Fugro N.V. (Netherlands)	470,226	12,558,791
Electrical Equipment - 3.3%
Hammond Power Solutions, Inc. (Canada)	27,990	2,419,387
NKT A/S (Denmark)*	62,291	5,607,306
Triveni Turbine Ltd. (India)	512,715	3,654,195
Voltronic Power Technology Corp. (Taiwan)	77,498	4,410,814
		16,091,702
Ground Transportation - 2.0%
TFI International, Inc. (Canada)	62,040	9,657,057
Machinery - 5.7%
Aalberts N.V. (Netherlands)	66,812	2,554,734
Amada Co. Ltd. (Japan)	302,000	3,546,668
ATS Corp. (Canada)*	33,060	993,488
Daifuku Co. Ltd. (Japan)	261,200	4,727,272
The Japan Steel Works Ltd. (Japan)	93,500	2,658,700
Konecranes OYJ (Finland)	60,757	4,244,078
Krones AG (Germany)	21,657	2,930,066
Takeuchi Manufacturing Co. Ltd. (Japan)	121,400	3,883,277
Trelleborg AB - Class B (Sweden)	67,875	2,522,410
		28,060,693
Professional Services - 1.0%
ALS Ltd. (Australia)	488,333	4,943,999

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors - 7.0%
Ashtead Technology Holdings plc (United Kingdom)	368,389	$4,115,432
Diploma plc (United Kingdom)	115,035	6,577,155
Howden Joinery Group plc (United Kingdom)	733,459	8,867,659
Sojitz Corp. (Japan)	349,500	8,266,750
Toromont Industries Ltd. (Canada)	66,106	6,147,837
		33,974,833
Total Industrials		145,657,060
Information Technology - 19.1%
Electronic Equipment, Instruments & Components - 6.8%
Celestica, Inc. (Canada)*	61,881	3,245,430
E Ink Holdings, Inc. (Taiwan)	544,000	4,488,619
Halma plc (United Kingdom)	164,076	5,616,087
Kaynes Technology India Ltd. (India)*	118,310	6,296,002
Lagercrantz Group AB - Class B (Sweden)	282,934	4,777,279
Oxford Instruments plc (United Kingdom)	119,371	3,851,780
Sinbon Electronics Co. Ltd. (Taiwan)	504,000	5,065,586
		33,340,783
IT Services - 2.9%
Indra Sistemas S.A. (Spain)	120,773	2,421,969
Megaport Ltd. (Australia)*	407,943	2,953,275
Netcompany Group A/S (Denmark)*1	80,609	3,430,867
Sopra Steria Group (France)	28,574	5,296,341
		14,102,452
Semiconductors & Semiconductor Equipment - 3.2%
ASPEED Technology, Inc. (Taiwan)	33,000	4,157,989
BE Semiconductor Industries N.V. (Netherlands)	26,791	3,451,343
eMemory Technology, Inc. (Taiwan)	70,000	4,972,468
Nordic Semiconductor ASA (Norway)*	120,137	1,485,897
Socionext, Inc. (Japan)	77,000	1,554,911
		15,622,608
Software - 5.6%
The Descartes Systems Group, Inc. (Canada)*	61,597	6,264,767
Fortnox AB (Sweden)	295,186	1,825,002
Kinaxis, Inc. (Canada)*	35,207	4,331,482
KPIT Technologies Ltd. (India)	182,948	4,038,093
QT Group OYJ (Finland)*	34,089	3,033,568
Technology One Ltd. (Australia)	398,653	5,385,191
Yubico AB (Sweden)*	89,828	2,270,635
		27,148,738
Technology Hardware, Storage & Peripherals - 0.6%
AURAS Technology Co. Ltd. (Taiwan)	102,000	2,119,560

Investment Portfolio - July 31, 2024

(unaudited)

RAINIER INTERNATIONAL DISCOVERY
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals (continued)
Gigabyte Technology Co. Ltd. (Taiwan)	125,000	$1,010,908
		3,130,468
Total Information Technology		93,345,049
Materials - 1.0%
Construction Materials - 0.4%
Wienerberger AG (Austria)	49,847	1,767,301
Metals & Mining - 0.6%
Mitsui Mining & Smelting Co. Ltd. (Japan)	90,800	3,027,138
Total Materials		4,794,439
Real Estate - 4.9%
Hotel & Resort REITs - 1.2%
Japan Hotel REIT Investment Corp. (Japan)	11,282	5,763,079
Real Estate Management & Development - 3.7%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	934,300	2,737,558

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Real Estate Management & Development (continued)
Nomura Real Estate Holdings, Inc. (Japan)	164,300	$4,592,959
The Phoenix Mills Ltd. (India)	155,446	6,689,625
Sobha Ltd. (India)	181,592	3,913,636
Sobha Ltd. (India)	23,181	257,160
		18,190,938
Total Real Estate		23,954,017
Utilities - 1.4%
Independent Power and Renewable Electricity Producers - 1.4%
ERG S.p.A. (Italy)	76,201	2,020,519
NHPC Ltd. (India)	3,682,427	4,635,697
Total Utilities		6,656,216
TOTAL COMMON STOCKS
(Identified Cost $367,284,229)		467,033,462

SHORT-TERM INVESTMENT - 6.0%

Dreyfus Government Cash Management, Institutional Shares, 5.21%[2]
(Identified Cost $29,301,768)	29,301,768	29,301,768

TOTAL INVESTMENTS - 101.6%
(Identified Cost $396,585,997)		496,335,230
LIABILITIES, LESS OTHER ASSETS - (1.6%)		(7,875,234)
NET ASSETS - 100%		$488,459,996

REIT - Real Estate Investment Trust

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $28,991,389, which represented 5.9% of the Series’ Net Assets.

2Rate shown is the current yield as of July 31, 2024.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Japan - 18.8%, United Kingdom - 12.3% and India - 11.4%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in

Investment Portfolio - July 31, 2024

(unaudited)

determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$30,682,820	$—	$30,682,820	$—
Consumer Discretionary	42,199,223	2,032,028	40,167,195	—
Consumer Staples	15,089,733	2,584,330	12,505,403	—
Energy	12,662,653	—	12,662,653	—
Financials	58,791,986	—	58,791,986	—
Health Care	33,200,266	—	33,200,266	—
Industrials	145,657,060	28,018,258	117,638,802	—
Information Technology	93,345,049	13,841,679	79,503,370	—
Materials	4,794,439	—	4,794,439	—
Real Estate	23,954,017	2,737,558	21,216,459	—
Utilities	6,656,216	—	6,656,216	—
Short-Term Investment	29,301,768	29,301,768	—	—
Total assets	$496,335,230	$78,515,621	$417,819,609	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2023 or July 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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